Business Combination and Reverse Recapitalization (Tables)	12 Months Ended
Dec. 31, 2025
Business Combination and Reverse Recapitalization [Abstract]
Schedule of Fair Value Purchase Price

The following table summarizes the fair value of the consideration paid to acquire Pure Logistics as of March 18, 2025 (in thousands):

March 18, 2025
Cash paid	2,347
Deferred Payment	475
Total purchase price	2,822

Schedule of Recognized Amounts of Identifiable Assets Acquired and Liabilities

The following table summarizes the recognized amounts of identifiable assets acquired and liabilities assumed in connection with the acquisition of Pure Logistics as of March 18, 2025 (in thousands):

March 18, 2025
Working capital (*)	587
Property and equipment, net	205
Operating lease right-of-use assets	6,024
Operating lease liabilities	(5,742)
Deferred tax liability	(579)

Intangible assets:
Customer relationships	1,376
Fair value of acquired identifiable assets	1,871
Purchase price	2,822
Goodwill	951

(*)	Working capital includes cash and cash equivalents, trade receivables, other receivables, trade payables, and other payables.